Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
Liabilities
Debt discount on promissory notes, net	$ 386,754	$ 777,442	$ 1,105,729
Stockholders Equity
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	500,000,000	500,000,000	500,000,000
Common stock, Issued	99,080,419	92,952,085	90,480,000
Common stock, outstanding	99,080,419	92,952,085	90,480,000